Morgan Stanley Value Fund
LETTER TO THE SHAREHOLDERS - MARCH 31, 2003

Dear Shareholder:

Investor psychology and sentiment had every reason to be bearish during the six-month period ended March 31, 2003. Uncertainty over the situation in Iraq, general concerns about economic conditions in the United States, fears of terrorist activity and, finally, corporate-governance and accounting scandals all hung over the stock market. In spite of this, however, stock prices managed to generate small gains.

With the commencement of military action in Iraq, market sentiment was dominated by perceptions regarding the war's progress and the likely duration of the conflict. Reports of the U.S.-led coalition's successes in the first few days of the conflict fostered expectations that the geopolitical fears hovering over the economy would soon pass. This in turn triggered a sharp rally in U.S. stocks. As the news from Iraq turned mixed over the following week, however, hopes for a very short ground war -- such as the four-day action that brought the 1991 Persian Gulf War to a close -- evaporated. As a result, the market surrendered the gains made during the brief rally and became mired in a narrow trading range.

Apart from developments in Iraq, other news events have had an impact on the market. After a strong January, terrorism and prewar tensions no doubt contributed to the decidedly weaker tone of economic data during the next two months. On the monetary policy front, the Federal Reserve left short-term rates unchanged at its mid-March meeting; the central bank's policy arm surprised some observers, however, by failing to issue a clear view regarding economic growth and price stability.

Performance and Portfolio

For the six-month period ended March 31, 2003, Morgan Stanley Value Fund's Class A, B, C and D shares produced total returns of 3.18 percent, 2.75 percent, 2.88 percent and 3.40 percent, respectively. During the same period, the Russell 1000(R) Value Index(1) produced a total return of 3.90 percent and the Standard & Poor's 500 Index(2) produced a total return of 5.03 percent. The performance of the Fund's four share classes varies because each has different expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable

---------------------

(1) The Russell 1000(R) Value Index measures the performance of Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Value Fund
LETTER TO THE SHAREHOLDERS - MARCH 31, 2003 continued

sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

The goal of the large-cap value strategy employed in managing the Fund is to deliver consistently superior investment returns relative to the Russell 1000(R) Value Index and to other large-cap value managers. The Fund's investment process focuses on the valuations of individual stocks. We attempt to build a portfolio of stocks that we believe are not only favorably valued relative to the broad market indexes but are also undervalued relative to the specific profit and growth characteristics embodied in each stock the Fund owns.

For the period, the Fund's sector selection was modestly negative, while its stock selection proved positive. The Fund currently maintains an overweighting in stocks that are sensitive to the economic cycle. The largest sector overweighting is in the heavy industry/transportation area. Other sector overweightings include health care, technology, basic resources and retail groups. The Fund's overweighting in retail stocks, as well as in technology, was a notable contributor to its positive performance. This helped provide a partial offset to the underperformance of the heavy industry area and some of the Fund's holdings in energy and health care. The Fund is largely underweighted in the utility, consumer services and consumer nondurables areas. This positioning, we believe, is an appropriate investment stance following an economic trough and during periods of easier monetary policy by the Federal Reserve.

Looking Ahead

Despite a weak February-March period, the economy has shown remarkable resilience through the series of challenges since September 11, 2001. We believe households will benefit from recent declines in oil prices, which, if sustained, will improve real incomes and spending. For corporations, narrowing credit spreads suggest that the credit cycle is improving. While a quick return to above-trend growth is unlikely, we are confident that a pessimistic economic view is unwarranted at a time when the real federal funds rate is negative and fiscal policy is stimulative. For now, market action will, in our opinion, likely be driven by the course and pace of the war. However, its successful conclusion in the near term should give investor sentiment a strong boost, and consumer as well as business confidence should rebound.

We continue to believe that the portfolio is well positioned to benefit as this scenario unfolds. The Fund maintains a cyclical bias and contains a portfolio of stocks that display reasonable

Morgan Stanley Value Fund
LETTER TO THE SHAREHOLDERS - MARCH 31, 2003 continued

valuations combined with favorable profitability and growth expectations, consistent with our disciplined stock selection process.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

Morgan Stanley Value Fund
FUND PERFORMANCE - MARCH 31, 2003

           AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED MARCH 31, 2003
--------------------------------------------------------------------------------

                 CLASS A SHARES*
--------------------------------------------------
1 Year                      (31.73)%(1) (35.32)%(2)
Since Inception (11/25/98)   (4.68)%(1)  (5.85)%(2)
                 CLASS C SHARES+
--------------------------------------------------
1 Year                      (32.18)%(1) (32.86)%(2)
Since Inception (11/25/98)   (5.38)%(1)  (5.38)%(2)
                 CLASS B SHARES**
--------------------------------------------------
1 Year                      (32.27)%(1) (35.66)%(2)
Since Inception (11/25/98)   (5.41)%(1)  (5.84)%(2)
                 CLASS D SHARES++
--------------------------------------------------
1 Year                      (31.47)%(1)
Since Inception (11/25/98)   (4.40)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum CDSC for Class C is 1.0% for shares redeemed
     within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (99.3%)
              Apparel/Footwear (2.1%)
  166,800     Liz Claiborne, Inc. .....  $  5,157,456
   46,700     VF Corp. ................     1,757,321
                                         ------------
                                            6,914,777
                                         ------------
              Auto Parts: O.E.M. (2.4%)
  158,500     Delphi Corp. ............     1,082,555
   98,200     Eaton Corp. .............     6,869,090
                                         ------------
                                            7,951,645
                                         ------------
              Building Products (0.4%)
   64,200     Masco Corp. .............     1,195,404
                                         ------------
              Chemicals: Major
              Diversified (4.9%)
   61,400     Dow Chemical Co. (The)...     1,695,254
  130,400     Du Pont (E.I.) de Nemours
               & Co. ..................     5,067,344
  211,100     Engelhard Corp. .........     4,521,762
  164,100     Rohm & Haas Co. .........     4,886,898
                                         ------------
                                           16,171,258
                                         ------------
              Chemicals: Specialty
              (1.7%)
  136,100     Air Products & Chemicals,
               Inc. ...................     5,638,623
                                         ------------
              Computer Peripherals
              (1.9%)
   96,400     Lexmark International,
               Inc.*...................     6,453,980
                                         ------------
              Computer Processing
              Hardware (1.5%)
  318,100     Hewlett-Packard Co. .....     4,946,455
                                         ------------
              Department Stores (2.0%)
  237,400     Federated Department
               Stores, Inc.*...........     6,651,948
                                         ------------
              Electric Utilities (0.6%)
   62,700     Cinergy Corp. ...........     2,109,855
                                         ------------
              Electrical Products
              (1.0%)
   91,400     Cooper Industries Ltd.
               (Class A)...............     3,263,894
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Electronics/Appliance
              Stores (2.8%)
  346,900     Best Buy Co., Inc.*......  $  9,355,893
                                         ------------
              Electronics/ Appliances
              (2.2%)
  148,300     Whirlpool Corp. .........     7,271,149
                                         ------------
              Finance/Rental/ Leasing
              (3.5%)
  177,600     CIT Group, Inc. .........     2,994,336
   42,200     Fannie Mae...............     2,757,770
   50,700     Freddie Mac..............     2,692,170
  217,600     MBNA Corp. ..............     3,274,880
                                         ------------
                                           11,719,156
                                         ------------
              Financial Conglomerates
              (2.8%)
  130,600     Citigroup, Inc. .........     4,499,170
  162,000     J.P. Morgan Chase &
               Co. ....................     3,841,020
   29,300     Prudential Financial,
               Inc. ...................       857,025
                                         ------------
                                            9,197,215
                                         ------------
              Food Retail (0.5%)
  117,100     Kroger Co.*..............     1,539,865
                                         ------------
              Food: Major Diversified
              (0.8%)
   44,700     Unilever N.V. (ADR) (NY
               Registered Shares)
               (Netherlands)...........     2,656,968
                                         ------------
              Gas Distributors (0.2%)
   44,600     NiSource Inc. ...........       811,720
                                         ------------
              Home Improvement Chains
              (0.2%)
   33,300     Home Depot, Inc. (The)...       811,188
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Industrial Conglomerates
              (5.9%)
   26,100     Honeywell International,
               Inc. ...................  $    557,496
   84,700     Ingersoll Rand Co. (Class
               A) (Bermuda)............     3,268,573
   21,100     Textron, Inc. ...........       579,406
  829,600     Tyco International Ltd.
               (Bermuda)...............    10,668,656
   77,500     United Technologies
               Corp. ..................     4,477,950
                                         ------------
                                           19,552,081
                                         ------------
              Industrial Machinery
              (2.3%)
  200,400     Parker-Hannifin Corp. ...     7,763,496
                                         ------------
              Industrial Specialties
              (0.5%)
   36,600     PPG Industries, Inc. ....     1,649,928
                                         ------------
              Information Technology
              Services (3.4%)
  109,900     Accenture Ltd. (Class A)
               (Bermuda)*..............     1,703,450
  326,600     Amdocs Ltd.*.............     4,337,248
  157,900     Computer Sciences
               Corp.*..................     5,139,645
                                         ------------
                                           11,180,343
                                         ------------
              Integrated Oil (5.6%)
   19,700     Amerada Hess Corp. ......       871,922
  118,400     BP PLC (ADR) (United
               Kingdom)................     4,569,056
   38,300     ChevronTexaco Corp. .....     2,476,095
  158,000     Exxon Mobil Corp. .......     5,522,100
  126,200     Royal Dutch Petroleum Co.
               (NY Registered Shares)
               (Netherlands)...........     5,142,650
                                         ------------
                                           18,581,823
                                         ------------
              Internet Software/
              Services (1.5%)
  345,200     Check Point Software
               Technologies Ltd.
               (Israel)*...............     4,995,044
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Investment Banks/ Brokers
              (3.9%)
   77,900     Goldman Sachs Group, Inc.
               (The)...................  $  5,303,432
  100,600     Lehman Brothers Holdings,
               Inc. ...................     5,809,650
   51,300     Merrill Lynch & Co.,
               Inc. ...................     1,816,020
                                         ------------
                                           12,929,102
                                         ------------
              Major Banks (10.5%)
  137,400     Bank of America Corp. ...     9,183,816
   46,500     Comerica, Inc. ..........     1,761,420
  100,900     KeyCorp..................     2,276,304
  225,200     PNC Financial Services
               Group...................     9,543,976
  223,900     Wachovia Corp. ..........     7,628,273
   98,100     Wells Fargo & Co. .......     4,413,519
                                         ------------
                                           34,807,308
                                         ------------
              Major Telecommunications
              (2.8%)
   92,000     BellSouth Corp. .........     1,993,640
  172,700     SBC Communications,
               Inc. ...................     3,464,362
  107,400     Verizon Communications
               Inc. ...................     3,796,590
                                         ------------
                                            9,254,592
                                         ------------
              Managed Health Care
              (5.2%)
   87,500     CIGNA Corp. .............     4,000,500
  498,800     Health Net Inc.*.........    13,352,876
                                         ------------
                                           17,353,376
                                         ------------
              Miscellaneous
              Manufacturing (1.1%)
  146,600     Dover Corp. .............     3,550,652
                                         ------------
              Motor Vehicles (0.5%)
  203,700     Ford Motor Co. ..........     1,531,824
    6,200     General Motors Corp. ....       208,444
                                         ------------
                                            1,740,268
                                         ------------
              Multi-Line Insurance
              (1.6%)
  152,200     Hartford Financial
               Services Group, Inc.
               (The)...................     5,371,138
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Oil & Gas Production
              (0.7%)
   72,800     Occidental Petroleum
               Corp. ..................  $  2,181,088
                                         ------------
              Oil Refining/Marketing
              (1.0%)
   52,600     Total Fina S.A. (ADR)
               (France)................     3,328,002
                                         ------------
              Other Consumer
              Specialties (1.1%)
   82,400     Fortune Brands, Inc. ....     3,532,488
                                         ------------
              Other Metals/ Minerals
              (0.3%)
   35,200     Companhia Vale do Rio
               Doce (ADR) (Brazil).....       948,640
                                         ------------
              Packaged Software (0.8%)
  180,800     BMC Software, Inc.*......     2,728,272
                                         ------------
              Pharmaceuticals: Major
              (6.7%)
  315,300     Bristol-Myers Squibb
               Co. ....................     6,662,289
  146,300     Merck & Co., Inc. .......     8,014,314
  197,400     Wyeth....................     7,465,668
                                         ------------
                                           22,142,271
                                         ------------
              Property - Casualty
              Insurers (3.2%)
   50,900     Allstate Corp. (The).....     1,688,353
   77,600     Erie Indemnity Co. (Class
               A)......................     2,816,880
  146,000     St. Paul Companies, Inc .
               (The)...................     4,642,800
   91,200     Travelers Property
               Casualty Corp. (Class
               A)......................     1,285,008
    8,700     Travelers Property
               Casualty Corp. (Class
               B)......................       122,757
                                         ------------
                                           10,555,798
                                         ------------
              Regional Banks (1.9%)
  325,700     U.S. Bancorp.............     6,181,786
                                         ------------
              Restaurants (0.5%)
   66,100     Yum! Brands, Inc.*.......     1,608,213
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Savings Banks (2.4%)
  224,500     Washington Mutual,
               Inc. ...................  $  7,918,115
                                         ------------
              Specialty Insurance
              (0.3%)
   24,100     MGIC Investment Corp. ...       946,407
                                         ------------
              Telecommunication
              Equipment (1.0%)
  240,200     Nokia Corp. (ADR)
               (Finland)...............     3,365,202
                                         ------------
              Tobacco (0.8%)
   91,900     Altria Group, Inc. ......     2,753,324
                                         ------------
              Tools/Hardware (0.3%)
   40,700     Stanley Works (The)......       976,393
                                         ------------
              Trucks/Construction/Farm
              Machinery (2.0%)
  137,600     Cummins Inc. ............     3,384,960
  139,400     Navistar International
               Corp.*..................     3,430,634
                                         ------------
                                            6,815,594
                                         ------------

Total Investments
(Cost $364,110,324) (a).....    99.3%     329,371,737
Other Assets in Excess of
Liabilities.................     0.7        2,315,068
                               -----     ------------
Net Assets..................   100.0%    $331,686,805
                               =====     ============

---------------------------------------------------
   ADR  American Depository Receipt.
   *    Non-income producing security.
   (a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $22,184,122 and the aggregate gross unrealized depreciation is $56,922,709, resulting in net unrealized depreciation of $34,738,587.

                       See Notes to Financial Statements

Morgan Stanley Value Fund

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $364,110,324).......................................   $329,371,737
Receivable for:
    Investments sold........................................      2,996,165
    Dividends...............................................        548,797
    Shares of beneficial interest sold......................        261,783
Prepaid expenses and other assets...........................        178,143
                                                              -------------
    Total Assets............................................    333,356,625
                                                              -------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................        721,241
    Investment management fee...............................        288,624
    Distribution fee........................................        247,666
Payable to bank.............................................        336,259
Accrued expenses and other payables.........................         76,030
                                                              -------------
    Total Liabilities.......................................      1,669,820
                                                              -------------
    Net Assets..............................................   $331,686,805
                                                              =============
Composition of Net Assets:
Paid-in-capital.............................................   $512,649,225
Net unrealized depreciation.................................    (34,738,587)
Undistributed net investment income.........................         89,109
Accumulated net realized loss...............................   (146,312,942)
                                                              -------------
    Net Assets..............................................   $331,686,805
                                                              =============
Class A Shares:
Net Assets..................................................    $10,296,278
Shares Outstanding (unlimited authorized, $.01 par value)...      1,269,575
    Net Asset Value Per Share...............................          $8.11
                                                                      =====
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......          $8.56
                                                                      =====
Class B Shares:
Net Assets..................................................   $278,567,024
Shares Outstanding (unlimited authorized, $.01 par value)...     35,469,356
    Net Asset Value Per Share...............................          $7.85
                                                                      =====
Class C Shares:
Net Assets..................................................    $18,810,162
Shares Outstanding (unlimited authorized, $.01 par value)...      2,393,062
    Net Asset Value Per Share...............................          $7.86
                                                                      =====
Class D Shares:
Net Assets..................................................    $24,013,341
Shares Outstanding (unlimited authorized, $.01 par value)...      2,925,853
    Net Asset Value Per Share...............................          $8.21
                                                                      =====

                       See Notes to Financial Statements

Morgan Stanley Value Fund

FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended March 31, 2003 (unaudited)

Net Investment Income:

Income
Dividends (net of $24,857 foreign withholding tax)..........  $  4,182,569
Interest....................................................        11,017
                                                              ------------
    Total Income............................................     4,193,586
                                                              ------------
Expenses
Investment management fee...................................     1,866,226
Distribution fee (Class A shares)...........................        14,328
Distribution fee (Class B shares)...........................     1,583,621
Distribution fee (Class C shares)...........................        91,407
Transfer agent fees and expenses............................       415,625
Shareholder reports and notices.............................        41,924
Registration fees...........................................        32,563
Professional fees...........................................        27,339
Custodian fees..............................................        17,851
Trustees' fees and expenses.................................         6,907
Other.......................................................         6,686
                                                              ------------
    Total Expenses..........................................     4,104,477
                                                              ------------
    Net Investment Income...................................        89,109
                                                              ------------
Net Realized and Unrealized Gain (Loss):
Net realized loss...........................................   (66,444,003)
Net change in unrealized depreciation.......................    78,292,073
                                                              ------------
    Net Gain................................................    11,848,070
                                                              ------------
Net Increase................................................  $ 11,937,179
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Value Fund

FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                              MARCH 31, 2003   SEPTEMBER 30, 2002
                                                              --------------   ------------------
                                                               (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income (loss)................................   $     89,109       $ (1,869,774)
Net realized loss...........................................    (66,444,003)       (74,068,413)
Net change in unrealized depreciation.......................     78,292,073        (83,786,362)
                                                               ------------       ------------
    Net Increase (Decrease).................................     11,937,179       (159,724,549)

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................    (59,967,692)           391,751
                                                               ------------       ------------

    Net Decrease............................................    (48,030,513)      (159,332,798)
Net Assets:
Beginning of period.........................................    379,717,318        539,050,116
                                                               ------------       ------------
End of Period
(Including undistributed net investment income of $89,109
and $0, respectively).......................................   $331,686,805       $379,717,318
                                                               ============       ============

                       See Notes to Financial Statements

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of the value of its total assets in common stocks and other equity securities that are believed to be relatively undervalued based primarily on price/earnings ratios, as well as on various other value measures. The Fund was organized as a Massachusetts business trust on June 9, 1998 and commenced operations on November 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investments, LP (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2003 (UNAUDITED) continued

determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2003 (UNAUDITED) continued

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 1.0% to the portion of the daily net assets not exceeding $1 billion and 0.90% to the portion of daily net assets exceeding $1 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,925,974 at March 31, 2003.

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2003 (UNAUDITED) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.87%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $500,343 and $2,196, respectively and received $10,214 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2003 aggregated $72,183,074 and $130,334,478, respectively.

For the period ended March 31, 2003, the Fund incurred brokerage commissions of $17,588 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Sub-Advisor and Distributor, for portfolio transactions executed on behalf of the Fund.

At March 31, 2003, Morgan Stanley Fund of Funds - Domestic Portfolio, an affiliate of the Investment Manager, Sub-Advisor and Distributor, held 243,790 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At March 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $20,800.

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2003 (UNAUDITED) continued

5. Federal Income Tax Status

At September 30, 2002, the Fund had a net capital loss carryover of approximately $7,784,000 to offset future capital gains to the extent provided by regulations, available through September 30 of the following years:

          AMOUNT IN THOUSANDS
------------------------------
    2008     2009     2010
   ------   ------   ------
    $424    $1,572   $5,788
    ====    ======   ======

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $70,366,000 during fiscal 2002.

As of September 30, 2002, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                         FOR THE SIX                     FOR THE YEAR
                                                        MONTHS ENDED                         ENDED
                                                       MARCH 31, 2003                 SEPTEMBER 30, 2002
                                                  -------------------------       ---------------------------
                                                         (unaudited)
                                                    SHARES        AMOUNT            SHARES         AMOUNT
                                                  ----------   ------------       -----------   -------------
CLASS A SHARES
Sold............................................      95,128   $    799,848           927,428   $   9,925,886
Redeemed........................................    (276,114)    (2,302,851)       (1,930,093)    (19,295,909)
                                                  ----------   ------------       -----------   -------------
Net decrease - Class A..........................    (180,986)    (1,503,003)       (1,002,665)     (9,370,023)
                                                  ----------   ------------       -----------   -------------
CLASS B SHARES
Sold............................................   2,074,158     17,273,818        15,717,905     169,986,012
Redeemed........................................  (8,668,381)   (70,216,252)      (18,401,344)   (185,380,433)
                                                  ----------   ------------       -----------   -------------
Net decrease - Class B..........................  (6,594,223)   (52,942,434)       (2,683,439)    (15,394,421)
                                                  ----------   ------------       -----------   -------------
CLASS C SHARES
Sold............................................     132,377      1,079,901         1,181,032      12,823,684
Redeemed........................................    (579,060)    (4,657,297)       (1,012,213)    (10,299,520)
                                                  ----------   ------------       -----------   -------------
Net increase (decrease) - Class C...............    (446,683)    (3,577,396)          168,819       2,524,164
                                                  ----------   ------------       -----------   -------------
CLASS D SHARES
Sold............................................     744,222      6,483,614         3,148,013      35,488,868
Redeemed........................................  (1,020,328)    (8,428,473)       (1,233,894)    (12,856,837)
                                                  ----------   ------------       -----------   -------------
Net increase (decrease) - Class D...............    (276,106)    (1,944,859)        1,914,119      22,632,031
                                                  ----------   ------------       -----------   -------------
Net increase (decrease) in Fund.................  (7,497,998)  $(59,967,692)       (1,603,166)  $     391,751
                                                  ==========   ============       ===========   =============

Morgan Stanley Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                               FOR THE SIX             FOR THE YEAR ENDED SEPTEMBER 30,        NOVEMBER 25, 1998*
                                               MONTHS ENDED       ------------------------------------------        THROUGH
                                              MARCH 31, 2003        2002             2001             2000     SEPTEMBER 30, 1999
                                              --------------      --------         --------         --------   ------------------
                                               (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period........      $ 7.86           $10.74           $10.33           $ 9.30          $10.00
                                                  ------           ------           ------           ------          ------

Income (loss) from investment operations:
    Net investment income++.................        0.00             0.04             0.06             0.05            0.05
    Net realized and unrealized gain
      (loss)................................        0.25            (2.92)            0.35             0.98           (0.74)
                                                  ------           ------           ------           ------          ------

Total income (loss) from investment
  operations................................        0.25            (2.88)            0.41             1.03           (0.69)
                                                  ------           ------           ------           ------          ------

Less dividends in excess of net investment
  income....................................      --                --               --               --              (0.01)
                                                  ------           ------           ------           ------          ------

Net asset value, end of period..............      $ 8.11           $ 7.86           $10.74           $10.33          $ 9.30
                                                  ======           ======           ======           ======          ======

Total Return+...............................        3.18%(1)       (26.82)%           3.97%           11.08%          (6.88)%(1)

Ratios to Average Net Assets(3):
Expenses....................................        1.54%(2)         1.42%            1.45%            1.58%           1.59 %(2)

Net investment income.......................        0.71%(2)         0.36%            0.50%            0.51%           0.54 %(2)

Supplemental Data:

Net assets, end of period, in thousands.....     $10,296          $11,396          $26,350           $7,335          $5,779

Portfolio turnover rate.....................          20%(1)           56%              45%             158%             52 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Value Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                                  FOR THE SIX           FOR THE YEAR ENDED SEPTEMBER 30,       NOVEMBER 25, 1998*
                                                  MONTHS ENDED       ---------------------------------------        THROUGH
                                                 MARCH 31, 2003        2002           2001           2000      SEPTEMBER 30, 1999
                                                 --------------      ---------      ---------      ---------   ------------------
                                                  (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period...........        $ 7.64          $10.52         $10.20         $ 9.25           $10.00
                                                       ------          ------         ------         ------           ------
Income (loss) from investment operations:
    Net investment loss++......................          0.00           (0.04)         (0.03)         (0.02)           (0.02)
    Net realized and unrealized gain (loss)....          0.21           (2.84)          0.35           0.97            (0.72)
                                                       ------          ------         ------         ------           ------
Total income (loss) from investment
 operations....................................          0.21           (2.88)          0.32           0.95            (0.74)
                                                       ------          ------         ------         ------           ------
Less dividends in excess of net investment
  income.......................................         --              --             --             --               (0.01)
                                                       ------          ------         ------         ------           ------
Net asset value, end of period.................        $ 7.85          $ 7.64         $10.52         $10.20           $ 9.25
                                                       ======          ======         ======         ======           ======
Total Return+..................................          2.75 %(1)     (27.38)%         3.14%         10.27%           (7.45)%(1)

Ratios to Average Net Assets(3):
Expenses.......................................          2.29 %(2)       2.18%          2.21%          2.34%            2.34%(2)

Net investment loss............................         (0.04)%(2)      (0.40)%        (0.26)%        (0.25)%          (0.21)%(2)

Supplemental Data:
Net assets, end of period, in thousands........      $278,567        $321,210       $470,659       $115,873         $122,040

Portfolio turnover rate........................            20 %(1)         56%            45%           158%              52%(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Value Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                                FOR THE SIX             FOR THE YEAR ENDED SEPTEMBER 30,       NOVEMBER 25, 1998*
                                                MONTHS ENDED        ----------------------------------------        THROUGH
                                               MARCH 31, 2003         2002           2001             2000     SEPTEMBER 30, 1999
                                               --------------       --------       --------         --------   ------------------
                                                (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period.........      $ 7.64            $10.52         $10.20           $ 9.26          $10.00
                                                   ------            ------         ------           ------          ------

Income (loss) from investment operations:
    Net investment loss++....................        0.00             (0.04)         (0.03)           (0.02)          (0.01)
    Net realized and unrealized gain
      (loss).................................        0.22             (2.84)          0.35             0.96           (0.72)
                                                   ------            ------         ------           ------          ------

Total income (loss) from investment
  operations.................................        0.22             (2.88)          0.32             0.94           (0.73)
                                                   ------            ------         ------           ------          ------

Less dividends in excess of net investment
  income.....................................      --                 --             --               --              (0.01)
                                                   ------            ------         ------           ------          ------

Net asset value, end of period...............      $ 7.86            $ 7.64         $10.52           $10.20          $ 9.26
                                                   ======            ======         ======           ======          ======

Total Return+................................        2.88%(1)        (27.38)%         3.14%           10.15%          (7.35)%(1)

Ratios to Average Net Assets (3):
Expenses.....................................        2.16%(2)          2.18%          2.21%            2.34%           2.21%(2)

Net investment income (loss).................        0.09%(2)         (0.40)%        (0.26)%          (0.25)%         (0.08)%(2)

Supplemental Data:
Net assets, end of period, in thousands......     $18,810           $21,688        $28,097           $6,349          $6,263

Portfolio turnover rate......................          20%(1)            56%            45%             158%             52%(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Value Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                               FOR THE SIX             FOR THE YEAR ENDED SEPTEMBER 30,        NOVEMBER 25, 1998*
                                               MONTHS ENDED       ------------------------------------------        THROUGH
                                              MARCH 31, 2003        2002             2001             2000     SEPTEMBER 30, 1999
                                              --------------      --------         --------         --------   ------------------
                                               (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period........      $ 7.94           $10.83          $ 10.39           $ 9.32          $10.00
                                                  ------           ------          -------           ------          ------

Income (loss) from investment operations:
    Net investment income++.................        0.00             0.06             0.09             0.07            0.06
    Net realized and unrealized gain
      (loss)................................        0.27            (2.95)            0.35             1.00           (0.72)
                                                  ------           ------          -------           ------          ------

Total income (loss) from investment
  operations................................        0.27            (2.89)            0.44             1.07           (0.66)
                                                  ------           ------          -------           ------          ------

Less dividends in excess of net investment
  income....................................      --                --               --               --              (0.02)
                                                  ------           ------          -------           ------          ------

Net asset value, end of period..............      $ 8.21           $ 7.94          $ 10.83           $10.39          $ 9.32
                                                  ======           ======          =======           ======          ======

Total Return+...............................        3.40%(1)       (26.69)%           4.23%           11.48%          (6.65)%(1)

Ratios to Average Net Assets(3):
Expenses....................................        1.29%(2)         1.18%            1.21%            1.34%           1.34%(2)

Net investment income.......................        0.96%(2)         0.60%            0.74%            0.75%           0.79%(2)

Supplemental Data:
Net assets, end of period, in thousands.....      24,013          $25,424          $13,944           $4,156             $66

Portfolio turnover rate.....................          20%(1)           56%              45%             158%             52%(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR

Morgan Stanley Investment LP
One Tower Bridge
West Conshohocken, Pennsylvania 19428

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
VALUE FUND

Semiannual Report
March 31, 2003


36045RPT-10851D03-AP-4/03